Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 44,916,131	$ 32,296,593	$ 96,078,570
Operating costs and expenses
Cost of revenues (exclusive of depreciation and amortization shown below)	(29,556,585)	(20,374,633)	(30,739,776)
Depreciation and amortization expenses	(14,426,733)	(27,829,730)	(13,113,964)
General and administrative expenses	(27,668,592)	(22,984,784)	(39,154,204)
Realized gain on exchange of digital assets	18,789,998	6,548,841	20,813,167
Impairment of digital assets	(6,632,437)	(24,654,267)	(27,993,571)
Impairment of property and equipment		(50,038,650)
Loss on write-off of deposit to hosting facility	(2,041,491)	(129,845)
Total operating expenses	(61,535,840)	(139,463,068)	(90,188,348)
(Loss) income from operations	(16,619,709)	(107,166,475)	5,890,222
Net (loss) gain from disposal of property and equipment	(165,160)	1,353,299	(3,746,247)
Gain from sale of investment security	8,220	1,039,999
Other income (expense), net	3,162,412	(1,116,276)	702,414
Total other income (expense), net	3,005,472	1,277,022	(3,043,833)
(Loss) income before income taxes	(13,614,237)	(105,889,453)	2,846,389
Income tax (expenses) benefits	(279,044)	592,850	(3,856,341)
Net loss	$ (13,893,281)	$ (105,296,603)	$ (1,009,952)
Weighted average number of ordinary share outstanding
Basic (in Shares)	87,534,052	78,614,174	55,440,527
Diluted (in Shares)	87,534,052	78,614,174	55,440,527
Loss per share
Basic (in Dollars per share)	$ (0.16)	$ (1.34)	$ (0.02)
Diluted (in Dollars per share)	$ (0.16)	$ (1.34)	$ (0.02)